UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21188

Registrant Name:

PIMCO California Municipal Income Fund III

Address of Principal Executive Offices:

1633 Broadway

New York, NY 10019

Name and Address of Agent for Service:

Lawrence G. Altadonna

1633 Broadway

New York, NY 10019

Registrant’s telephone number, including area code:

212-739-3371

Date of Fiscal Year End: September 30, 2013

Date of Reporting Period: June 30, 2013

Item 1. Schedule of Investments

Schedule of Investments

PIMCO California Municipal Income Fund III

June 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
CALIFORNIA MUNICIPAL BONDS & NOTES - 91.6%
$ 1,250	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	$1,316,150
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)	922,500
1,150	Ceres Redev. Agcy., Tax Allocation, Project Area No. 1, 5.00%, 11/1/33 (NPFGC)	1,094,927
2,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	2,256,140
550	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	568,387
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	1,343,981
	Educational Facs. Auth. Rev. (g),
9,800	Claremont McKenna College, 5.00%, 1/1/39	10,293,920
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A	10,444,200
1,695	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	1,758,529
	Golden State Tobacco Securitization Corp. Rev.,
11,000	5.00%, 6/1/45 (AMBAC-TCRS)	11,297,990
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	4,108,360
23,585	5.75%, 6/1/47, Ser. A-1	19,992,769
	Health Facs. Financing Auth. Rev.,
4,000	Adventist Health System, 5.75%, 9/1/39, Ser. A	4,450,200
1,935	Catholic Healthcare West, 6.00%, 7/1/34, Ser. A	1,998,391
4,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	4,534,200
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	576,785
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)	6,030,720
1,300	Scripps Health, 5.00%, 11/15/36, Ser. A	1,358,981
2,900	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	2,968,817
1,000	Sutter Health, 5.00%, 8/15/35, Ser. D	1,035,700
5,000	Sutter Health, 5.00%, 8/15/38, Ser. A	5,055,950
500	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	501,815
15,000	Sutter Health, 5.00%, 8/15/52, Ser. A	15,058,350
1,200	Sutter Health, 6.00%, 8/15/42, Ser. B	1,375,284
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	545,855
2,120	Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A	2,145,843
5,000	Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A	5,719,800
5,000	Los Angeles Cnty. Public Works Financing Auth. Rev., 5.00%, 8/1/42	5,109,600
	Los Angeles Department of Airports Rev.,
6,950	5.00%, 5/15/40, Ser. A	7,074,822
2,000	5.00%, 5/15/40, Ser. D	2,035,920
	Los Angeles Department of Water & Power Rev.,
6,000	4.75%, 7/1/30, Ser. A-2 (AGM) (g)	6,220,680
2,000	5.00%, 7/1/37, Ser. B	2,126,520
10,000	5.00%, 7/1/39, Ser. A (g)	10,443,700
1,400	5.00%, 7/1/43, Ser. B	1,472,464
10,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I (g)	10,361,100
1,700	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,014,840
550	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	560,835
1,000	Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36	1,110,590
5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (g)	5,286,850
3,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	3,170,400
905	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	997,129
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	1,298,350
1,250	Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(d)	1,228,662
1,920	Poway Unified School Dist., Special Tax, 5.125%, 9/1/28	1,955,424
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC) (Pre-refunded @ $100, 9/1/13) (c)	5,038,700
500	Rocklin Unified School Dist. Community Facs. Dist., Special Tax, 5.00%, 9/1/29 (NPFGC)	500,085
3,250	Sacramento Municipal Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (NPFGC) (Pre-refunded @ $100, 8/15/13) (c)	3,268,203
6,250	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	6,631,437
4,000	San Diego Public Facs. Financing Auth. Sewer Rev., 5.25%, 5/15/39, Ser. A	4,370,400
2,200	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	2,400,332
1,000	San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/43	1,037,510
1,500	San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36	1,708,710
12,200	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)	12,217,324
1,000	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,042,460
500	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	534,740
1,200	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,378,536
4,425	South Tahoe JT Powers Financing Auth. Rev., South Tahoe Redev. Project, 5.45%, 10/1/33, Ser. 1-A	4,054,273

Schedule of Investments

PIMCO California Municipal Income Fund III

June 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$ 7,300	State, GO, 6.00%, 4/1/38	$8,302,801
	State Public Works Board Rev.,
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,282,700
2,500	Judicial Council Projects, 5.00%, 3/1/38, Ser. A (b)	2,549,750
2,050	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	2,054,899
9,200	State Univ. Rev., 5.00%, 11/1/42, Ser. A	9,535,432
	Statewide Communities Dev. Auth. Rev.,
500	American Baptist Homes West, 6.25%, 10/1/39	539,515
1,300	California Baptist Univ., 5.50%, 11/1/38, Ser. A	1,315,106
460	California Baptist Univ., 6.50%, 11/1/21	504,850
1,015	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	1,093,591
1,015	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	1,093,591
4,500	Kaiser Permanente, 5.00%, 3/1/41, Ser. B	4,519,710
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,076,740
7,300	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)	7,373,146
1,780	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	2,086,356
6,430	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	7,420,413
3,100	St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)	3,363,841
1,800	Sutter Health, 6.00%, 8/15/42, Ser. A	2,065,356
3,505	The Internext Group, CP, 5.375%, 4/1/30	3,513,167
11,000	Trinity Health, 5.00%, 12/1/41	11,280,390
2,000	Univ. of California Irvine E. Campus, 5.375%, 5/15/38	2,032,560
1,505	Successor Agcy. to the San Francisco City & Cnty. Redev. Agcy., Special Tax, 5.00%, 8/1/28	1,519,162
	Tobacco Securitization Agcy. Rev.,
8,100	Alameda Cnty., 5.875%, 6/1/35	8,100,324
7,000	Alameda Cnty., 6.00%, 6/1/42	6,964,860
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	1,888,960
2,950	Torrance Rev., Torrance Memorial Medical Center, 5.50%, 6/1/31, Ser. A	2,955,546
5,000	Univ. of California Rev., 5.00%, 5/15/42, Ser. G	5,248,000
350	West Basin Municipal Water Dist., CP, 5.00%, 8/1/30, Ser. A (NPFGC) (Pre-refunded @ $100, 8/1/13) (c)	351,313
2,000	Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B	2,060,360
1,000	Westlake Village, CP, 5.00%, 6/1/39	1,016,460
2,750	Woodland Finance Auth. Rev., 5.00%, 3/1/32 (XCLA)	2,755,032

Total California Municipal Bonds & Notes (cost-$316,427,936)		332,269,071

OTHER MUNICIPAL BONDS & NOTES - 3.1%
Indiana - 1.4%
5,000	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(d)	5,051,050

New Jersey - 0.2%
1,000	Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A	801,380

New York - 0.9%
3,300	New York City Water & Sewer System Rev., 5.00%, 6/15/37, Ser. D (g)	3,359,994

Ohio - 0.6%
2,000	American Municipal Power, Inc. Rev., Fremont Energy Center Project, 5.00%, 2/15/42, Ser. B	2,046,280

Total Other Municipal Bonds & Notes (cost-$8,795,195)		11,258,704

CALIFORNIA VARIABLE RATE NOTES - 0.4%
1,000	Los Angeles Community College Dist., GO, 14.018%, 8/1/33, Ser. 3096 (a)(d)(e)(f) (cost-$996,696)	1,271,390

SHORT-TERM INVESTMENTS - 4.9%
U.S. Treasury Obligations - 4.9%
200	U.S. Treasury Bills, 0.041%-0.12%, 8/8/13-5/29/14 (h)	199,887
	U.S. Treasury Notes,
500	0.25%, 3/31/14	500,351
5,400	0.25%, 4/30/14	5,403,694
3,800	1.00%, 5/15/14	3,827,090
7,800	2.25%, 5/31/14	7,947,014

Total U.S. Treasury Obligations (cost-$17,882,720)		17,878,036

Total Investments (cost-$344,102,547) (i)-100.0%		$362,677,201

Schedule of Investments

PIMCO California Municipal Income Fund III

June 30, 2013 (unaudited) (continued)

Industry classification of portfolio holdings as a percentage of total investments at June 30, 2013 was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	25.8%
Tobacco Settlement Funded	14.6
College & University Revenue	11.4
Electric Power & Light Revenue	6.1
Water Revenue	4.6
Lease (Abatement)	4.2
Port, Airport & Marina Revenue	3.1
Sewer Revenue	1.5
Natural Gas Revenue	1.2
Tax Increment/Allocation Revenue	1.1
Local or Guaranteed Housing	0.7
Hotel Occupancy Tax	0.5
Highway Revenue Tolls	0.4

Total Revenue Bonds		75.2%
General Obligation		8.6
Certificates of Participation		5.4
U.S. Treasury Obligations		4.9
Tax Allocation		4.8
Special Tax		1.1

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,551,102, representing 2.1% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on June 30, 2013.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2013.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Rates reflect the effective yields at purchase date.

(i)	At June 30, 2013, the cost basis of portfolio securities for federal income tax purposes was $310,455,236. Gross unrealized appreciation was $24,077,651; gross unrealized depreciation was $5,596,896; and net unrealized appreciation was $18,480,755. The difference between book and tax cost was attributable to wash sale loss deferrals and Inverse Floater transactions.

Glossary:

AGC - insured by Assured Guaranty Corp.

AGM - insured by Assured Guaranty Municipal Corp.

AMBAC - insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. - insured by California Mortgage Insurance

CP - Certificates of Participation

FGIC - insured by Financial Guaranty Insurance Co.

FHA - insured by Federal Housing Administration

GO - General Obligation Bond

IBC - Insurance Bond Certificate

NPFGC - insured by National Public Finance Guarantee Corp.

TCRS - Temporary Custodian Receipts

XLCA - insured by XL Capital Assurance

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at June 30, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/13
Investments in Securities - Assets
California Municipal Bonds & Notes	$—	$332,269,071	$—	$332,269,071
Other Municipal Bonds & Notes	—	11,258,704	—	11,258,704
California Variable Rate Notes	—	1,271,390	—	1,271,390
Short-Term Investments	—	17,878,036	—	17,878,036

Totals	$—	$362,677,201	$—	$362,677,201

At June 30, 2013, there were no transfers between Levels 1 and 2.

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: August 20, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: August 20, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 20, 2013